Annual Total Returns[BarChart] - The Hartford World Bond Fund - Class A	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.83%	(0.49%)	2.70%	(0.51%)	1.70%	2.35%	3.73%	3.70%	1.39%